Revenue from Service Contracts (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Revenue from Service Contracts by Service Lines and Reporting Segments
The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2020	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$171	$202	$514	$2,770	$(201)	$3,456
Transaction processing, administration, and service fees	239	814	15	2,215	2	3,285
Distribution fees and other	227	16	67	718	(52)	976
Total included in other revenue	637	1,032	596	5,703	(251)	7,717
Revenue from non-service lines	709	(19)	2,115	7	62	2,874
Total other revenue	$1,346	$1,013	$2,711	$5,710	$(189)	$10,591
Real estate management services included in net investment income	$37	$144	$143	$–	$8	$332

For the year ended December 31, 2019	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$164	$161	$542	$2,773	$(198)	$3,442
Transaction processing, administration, and service fees	223	827	17	2,048	–	3,115
Distribution fees and other	199	52	72	741	(44)	1,020
Total included in other revenue	586	1,040	631	5,562	(242)	7,577
Revenue from non-service lines	629	48	2,023	–	122	2,822
Total other revenue	$1,215	$1,088	$2,654	$5,562	$(120)	$10,399
Real estate management services included in net investment income	$36	$160	$137	$–	$9	$342